Other Real Estate and Repossessed Assets Acquired in Settlement of Loans (Tables)	12 Months Ended
Dec. 31, 2017
Other Real Estate [Abstract]
Schedule of summary of real estate and other assets acquired in settlement of loans
(in thousands)	2017	2016
Commercial	$727	$809
Real estate construction - commercial	12,380	12,380
Real estate mortgage - residential	382	647
Real estate mortgage - commercial	2,909	3,439
Repossessed assets	5	16
Total	$16,403	$17,291
Less valuation allowance for other real estate owned	(3,221)	(3,129)
Total other real estate owned and repossessed assets	$13,182	$14,162

Schedule of changes in the net carrying amount of other real estate owned and repossessed assets
Balance at December 31, 2015	$19,225
Additions	2,233
Proceeds from sales	(4,057)
Charge-offs against the valuation allowance for other real estate owned, net	(317)
Net gain on sales	207
Balance at December 31, 2016	$17,291
Additions	374
Proceeds from sales	(1,115)
Charge-offs against the valuation allowance for other real estate owned, net	(192)
Net gain on sales	45
Total other real estate owned and repossessed assets	$16,403
Less valuation allowance for other real estate owned	(3,221)
Balance at December 31, 2017	$13,182

Schedule of summary of activity in valuation allowance for other real estate owned in settlement of loans
(in thousands)	2017	2016	2015
Balance, beginning of year	$3,129	$3,233	$3,255
Provision for other real estate owned	284	213	17
Charge-offs	(192)	(317)	(39)
Balance, end of year	$3,221	$3,129	$3,233